SUPPLEMENT DATED DECEMBER 16, 2004
                     TO THE PROSPECTUS DATED MAY 1, 2004 FOR

                           PERSPECTIVE INVESTOR VULSM

         ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORKSM
                        THROUGH JNLNY SEPARATE ACCOUNT IV


This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

--------------------------------------------------------------------------------
EXPLANATION: With the "Individual Portfolio Company Annual Expenses" table, the column entitled "Estimated Distribution (12b-1 Fee)" and the related footnote are deleted in their entirety because, effective December 13, 2004, the Brokerage Enhancement Plan of the JNL Series Trust no longer uses available brokerage commissions to promote services and the sale of shares of the Fund. We have updated the annual expenses of the Funds. Also, effective January 1, 2005, the advisory fee of certain Funds is reduced, as noted. As a result of these changes, please entirely replace the "Charges Assessed Against The Portfolios,"and the "Individual Portfolio Company Annual Expenses" table and accompanying footnotes, sections of the prospectus with the following:


                                CHARGES ASSESSED
                             AGAINST THE PORTFOLIOS

                                                             Minimum  Maximum
Total Annual Portfolio Operating Expenses/18/
(expenses that are deducted from portfolio assets,
including management fees and other expenses)                 0.39%    0.95%

_______________
18 The fees and expenses reflected in this table are expressed as a percentage of average net assets for the period ended June 30, 2004, for the portfolios in which the Separate Account invests.

                                                         INDIVIDUAL PORTFOLIO
                                                        COMPANY ANNUAL EXPENSES
                                                (as a percentage of average net assets)

------------------------------------------------------ ------------ ------------- ------------ ---------------
                                                          Mgmt.
                                                          and                                   Total Annual
                                                         Admin.      12b-1           Other        Portfolio
                                                          Fee*      Service Fee    Expenses**     Expenses
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/AIM Large Cap Growth Fund+                            0.81%          0%           0%           0.81%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/AIM Small Cap Growth Fund                             0.95%          0%           0%           0.95%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Alger Growth Fund                                     0.80%          0%           0%           0.80%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Alliance Capital Growth Fund                          0.68%          0%           0%           0.68%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Eagle Core Equity Fund                                0.76%          0%           0%           0.76%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Eagle SmallCap Equity Fund                            0.85%          0%           0%           0.85%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/FMR Balanced Fund***                                  0.80%          0%           0%           0.80%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/FMR Capital Growth Fund***                            0.80%          0%           0%           0.80%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/JPMorgan International Value Fund                     0.93%          0%           0%           0.93%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Lazard Mid Cap Value Fund+                            0.82%          0%           0%           0.82%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Lazard Small Cap Value Fund+                          0.85%          0%           0%           0.85%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management S&P 500 Index Fund****      0.39%          0%           0%           0.39%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management S&P 400 MidCap Index
   Fund****                                               0.39%          0%           0%           0.39%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management Small Cap Index
   Fund****                                               0.39%          0%           0%           0.39%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management International Index         0.45%          0%           0%           0.45%
   Fund
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management Bond Index Fund             0.40%          0%           0%           0.40%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management Enhanced S&P 500 Stock
   Index Fund****                                         0.56%          0%           0%           0.56%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Oppenheimer Global Growth Fund                        0.85%          0%           0%           0.85%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Oppenheimer Growth Fund                               0.80%          0%           0%           0.80%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/PIMCO Total Return Bond Fund                          0.60%          0%           0%           0.60%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Putnam Equity Fund                                    0.77%          0%           0%           0.77%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Putnam International Equity Fund                      0.93%          0%           0%           0.93%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Putnam Midcap Growth Fund                             0.85%          0%           0%           0.85%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Putnam Value Equity Fund                              0.75%          0%           0%           0.75%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Salomon Brothers High Yield Bond Fund                 0.60%          0%           0%           0.60%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Salomon Brothers Strategic Bond Fund                  0.74%          0%           0%           0.74%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Salomon Brothers U.S. Government & Quality Bond
   Fund                                                   0.59%          0%           0%           0.59%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Select Balanced Fund                                  0.59%          0%           0%           0.59%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Select Global Growth Fund*****                        0.89%          0%           0%           0.89%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Select Large Cap Growth Fund*****                     0.78%          0%           0%           0.78%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Select Money Market Fund                              0.40%          0%           0%           0.40%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Select Value Fund                                     0.65%          0%           0%           0.65%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/T. Rowe Price Established Growth Fund+                0.70%          0%           0%           0.70%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/T. Rowe Price Mid-Cap Growth Fund                     0.82%          0%           0%           0.82%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/T. Rowe Price Value Fund+                             0.77%          0%           0%           0.77%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management JNL 5 Fund                  0.52%          0%          0.01%         0.73%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management VIP Fund                    0.52%          0%          0.05%         0.77%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management Communications Sector
   Fund****                                               0.52%          0%          0.01%         0.53%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management Consumer Brands Sector
   Fund****                                               0.52%          0%          0.02%         0.54%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management Energy Sector Fund****      0.52%          0%          0.02%         0.54%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management Financial Sector
   Fund****                                               0.52%          0%          0.01%         0.53%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management
   Pharmaceutical/Healthcare Sector Fund****              0.52%          0%          0.02%         0.54%
------------------------------------------------------ ------------ ------------- ------------ ---------------
JNL/Mellon Capital Management Technology Sector
   Fund****                                               0.52%          0%          0.01%         0.53%
------------------------------------------------------ ------------ ------------- ------------ ---------------

+ Effective January 1, 2005. Until then, the Management and Administrative Fee for each of the Funds is as noted:

         JNL/AIM Large Cap Growth Fund..................................0.85%
         JNL/Lazard Mid Cap Value Fund..................................0.88%
         JNL/Lazard Small Cap Value Fund................................0.92%
         JNL/T. Rowe Price Established Growth Fund......................0.72%
         JNL/T. Rowe Price Value Fund...................................0.79%

* Certain Funds pay Jackson National Asset Management, LLC, the administrator, an administrative fee for certain services provided to the Fund by the administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Total Annual Portfolio Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fees shown in the table for the JNL/Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

** Other Expenses include the costs associated with license fees paid by certain Funds and the fees and expenses of the disinterested Managers, their independent legal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

*** As of May 3, 2004, Fidelity Management & Research Company replaced Janus Capital Corporation as the sub-adviser to this Fund.

**** As of February 18, 2004, Mellon Capital Management Corporation replaced Curian Capital LLC as the sub-adviser to this Fund.

***** As of May 3, 2004, Wellington Management Company LLP replaced Janus Capital Corporation as the sub-adviser to this Fund.

S&P Name. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds and the JNL/Mellon Capital Management The S&P(R) 10 Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


(To be used with NV5825 05/04.)

                                                                   NV12251 12/04